Short-term loans	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Debt
10. Short-term loans

In 2017, the Group entered one-year credit facilities with several Chinese Commercial Banks that provide for revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB735,100 which can only be used to maintain daily operation. As of December 31, 2017, the Group drawn short-term bank borrowings from the credit facilities in amount of RMB172,000 with weighted average interest rate of 4.57% per annum.

As of December 31, 2017, credit facilities in amount of RMB83,115 was used to issue the letters of guarantee with an aggregate maximum of RMB116,563 and RMB33,600 was used to issue notes payable with an aggregate maximum of RMB48,000. As such, RMB446,384 was available for future borrowing at the end of 2017. The credit facilities will expire during the period from January to October 2018.

Interest expenses were RMB4,252 and nil for the years ended December 31, 2017 and 2016, respectively.